Annual Fund Operating Expenses	Dec. 31, 2021
InvestEd 90 Portfolio | InvestEd 90 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.62%	[1]
Total annual fund operating expenses	0.87%	[2]
InvestEd 80 Portfolio | InvestEd 80 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.61%	[3]
Total annual fund operating expenses	0.86%	[4]
InvestEd 70 Portfolio | InvestEd 70 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.60%	[5]
Total annual fund operating expenses	0.85%	[6]
InvestEd 60 Portfolio | InvestEd 60 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.59%	[7]
Total annual fund operating expenses	0.84%	[8]
InvestEd 50 Portfolio | InvestEd 50 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.59%	[9]
Total annual fund operating expenses	0.84%	[10]
InvestEd 40 Portfolio | InvestEd 40 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.58%	[11]
Total annual fund operating expenses	0.83%	[12]
InvestEd 30 Portfolio | InvestEd 30 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.57%	[13]
Total annual fund operating expenses	0.82%	[14]
InvestEd 20 Portfolio | InvestEd 20 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.56%	[15]
Total annual fund operating expenses	0.81%	[16]
InvestEd 10 Portfolio | InvestEd 10 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.54%	[17]
Total annual fund operating expenses	0.79%	[18]
InvestEd 0 Portfolio | InvestEd 0 Portfolio
Operating Expenses:
Management fees	none
Distribution and service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.54%	[19]
Total annual fund operating expenses	0.79%	[20]

[1]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[2]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[3]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[4]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[5]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[6]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[7]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[8]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[9]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[10]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[11]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[12]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[13]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[14]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[15]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[16]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[17]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[18]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[19]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[20]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.